Unaudited Condensed Consolidated Balance Sheets		Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current assets
Cash		$ 1,332,283	$ 1,724,107	$ 3,807,796
Accounts receivable, net		6,118	7,917
Contract assets – current		4,155,391	5,377,492	4,287,038
Loan receivable – third party		275,824	356,944	1,321,944
Other assets – current		1,075,358	1,391,621	379,857
Total current assets		7,185,258	9,298,443	9,919,477
Non-current assets
Property and equipment, net		70	90	292
Right-of-use assets, net		301,067	389,611	483,135
Contract assets – non-current		69,478	89,912	89,912
Other assets – non-current		63,075	81,625	69,962
Total non-current assets		433,690	561,238	643,301
Total assets		7,618,948	9,859,681	10,562,778
Current liabilities
Accounts payable		483,956	626,287	833,095
Contract liabilities				18,153
Other payables and accruals		344,782	446,182	495,072
Loans and borrowings – current		175,235	226,771	217,680
Operating lease liabilities – current		217,682	281,702	328,848
Finance lease liabilities – current		25,199	32,610	42,062
Total current liabilities		2,036,386	2,635,285	2,939,244
Non-current liabilities
Deferred tax liabilities, net		234,310	303,221	251,466
Loans and borrowings – non-current		188,058	243,366	359,071
Operating lease liabilities – non-current		34,259	44,334	69,156
Finance lease liabilities – non-current		18,899	24,457	38,415
Total non-current liabilities		475,526	615,378	718,108
Total liabilities		2,511,912	3,250,663	3,657,352
Commitments and contingencies
Shareholders’ equity
Accumulated other comprehensive income		27,826	36,009	17,220
Additional paid-in capital		7,264,448	9,400,952	9,401,440
Accumulated deficit		(2,188,048)	(2,831,553)	(2,516,356)
Total shareholders’ equity		5,107,036	6,609,018	6,905,426
Total liabilities and shareholders’ equity		7,618,948	9,859,681	10,562,778
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1],[2]	1,810	2,258	1,770
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value		1,000	1,352	1,352
Related Party
Current assets
Amount due from a related party		340,284	440,362	122,842
Current liabilities
Amount due to a related party		$ 789,532	$ 1,021,733	$ 1,004,334

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.